Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent events

The Company acquired an 8,063 TEU containership from Orient Overseas Container Lines Limited (“OOCL”) on March 11, 2015. The vessel, OOCL Qingdao, had a purchase price of $53.6 million, which was settled by fully utilising the $40.0 million Revolving Credit Facility and existing cash on hand. The vessel was immediately time chartered back to OOCL for a period of 36 to 39 months, at charterer’s option, at a gross rate of $34,500 per day.